Investment properties (Tables)	12 Months Ended
Jun. 30, 2026
Investment properties
Schedule of investment properties according to the fair value hierarchy
	06.30.2026		06.30.2025
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	1,227,571	1,903,679	1,935,800	1,234,604
Additions	76,891	21,426	35,983	63,525
Capitalized leasing costs	282	198	87	156
Amortization of capitalized leasing costs (i)	(193)	(326)	(175)	(334)
Transfers	(70,093)	(657)	(117,703)	(5,107)
Incorporation by business combination (ii)	-	22,320	-	-
Disposals	(2,544)	-	(12,138)	(24)
Currency translation adjustment	(1)	-	(86)	-
Net (loss) / gain from fair value adjustment	(72,164)	265,961	(614,197)	610,859
Fair value at the end of the year	1,159,749	2,212,601	1,227,571	1,903,679

Schedule of investment property of the group
	06.30.2026	06.30.2025
Shopping Malls (i)	2,243,415	1,922,735
Offices and other rental properties	347,899	388,231
Undeveloped parcels of land	774,721	816,801
Properties under development	886	868
Others	5,429	2,615
Total	3,372,350	3,131,250

Schedule of net book value of investment property
	06.30.2026	06.30.2025
Córdoba Shopping (i)	44,615	26,034
Total	44,615	26,034

Schedule of recognized consolidated statements of income and other comprehensive income
	06.30.2026	06.30.2025	06.30.2024
Revenues (Note 23)	544,216	524,955	484,272
Direct operating costs	(181,857)	(165,677)	(140,287)
Development costs	(11,490)	(19,852)	(2,467)
Net realized gain for the year (i)	516	4,209	58,232
Net unrealized gain / (loss) for the year (ii)	193,281	(7,547)	(711,005)

Schedule of fair value measurements of investment properties
				06.30.26 (i)		06.30.25 (i)		06.30.24 (i)
Description	Valuation technique	Parameters	Fiscal year 2026 / 2025 / 2024	Increase	Decrease	Increase	Decrease	Increase	Decrease
		Discount cash flows rate	10.36% / 11.08% / 15.40%	(43,314)	46,231	(38,447)	40,958	(28,227)	29,965
Shopping Malls (Level 3)	Discounted cash flows	Terminal value discount rate	9.89% / 10.63% / 14.11%	(199,142)	270,528	(150,130)	199,373	(57,014)	70,812
		Perpetual growth rate	2.4% / 2.4% / 2.4%	172,594	(131,913)	123,669	(96,858)	38,868	(32,750)
		Inflation	(*)	62,537	(61,299)	117,901	(110,544)	61,889	(59,455)
		Devaluation	(*)	(199,116)	243,365	(173,062)	211,520	(112,235)	123,458